UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07456

Name of Fund: BlackRock Senior High Income Fund, Inc. (ARK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Senior High Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2014

Date of reporting period: 05/31/2013

Item 1	–	Schedule of Investments

Consolidated Schedule of Investments May 31, 2013 (Unaudited)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
ACAS CLO Ltd., Class D(a)(b):
Series 2012-1A, 5.13%, 9/20/23	$500	$503,750
Series 2013-1A, 4.09%, 4/20/25	250	241,250
Apidos CDO XI, Series 2012-11A, Class D,
4.74%, 1/17/23(a)(b)	525	523,163
Atrium CDO Corp., Series 9A, Class D,
3.96%, 2/28/24(a)(b)	250	239,532
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class D,
4.78%, 1/20/25(a)(b)	300	300,150
CFIP CLO Ltd., Series 2013-1A, Class D,
4.04%, 4/20/24(a)(b)	500	481,350
CSAM Funding, Series 2A, Class B1,
7.05%, 10/15/16(a)	500	500,000
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C,
4.28%, 4/20/23(a)(b)	405	404,996
Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class D,
4.48%, 4/17/22(a)(b)	650	650,130
Highbridge Loan Management Ltd., Series 2012-1A, Class C,
5.28%, 9/20/22(a)(b)	650	653,250
ING Investment Management, Series 2012-2A, Class D,
4.83%, 10/15/22(a)(b)	675	679,725
LCM IX LP, Series 9A, Class E,
4.48%, 7/14/22(a)(b)	500	456,500
LCM XI LP, Series 11A, Class D2,
4.23%, 4/19/22(a)(b)	700	700,000
Mountain View CLO Ltd., Series 2013-1A, Class D,
3.55%, 4/12/24(a)(b)	500	468,750
OZLM Funding Ltd., Series 2013-3A, Class C,
4.15%, 1/22/25(a)(b)	250	245,825
Regatta Funding LP, Series 2013-2A, Class C,
4.80%, 1/15/25(a)(b)	750	750,097
Symphony CLO IX LP, Series 2012-9A, Class D,
4.53%, 4/16/22(a)(b)	525	525,210
Symphony CLO X Ltd., Series 2012-10A, Class D,
5.53%, 7/23/23(a)(b)	650	654,875
West CLO Ltd., Series 2012-1A, Class C,
5.03%, 10/30/23(a)(b)	590	592,581

Total Asset-Backed Securities – 3.8%		9,571,134

Common Stocks(c)	Shares
Chemicals – 0.0%
GEO Specialty Chemicals, Inc.	142,466	108,274

Containers & Packaging – 0.1%
Smurfit Kappa Plc	18,171	304,844

Metals & Mining – 0.1%
Euramax International	935	186,980

Paper & Forest Products – 0.8%
Ainsworth Lumber Co. Ltd.	513,760	1,878,129

Software – 0.3%
HMH Holdings/EduMedia	30,022	794,075

Total Common Stocks – 1.3%		3,272,302

Corporate Bonds	Par (000)
Aerospace & Defense – 0.8%
Bombardier, Inc.,
4.25%, 1/15/16(a)	515	533,025
DigitalGlobe, Inc.,
5.25%, 2/01/21(a)	351	353,633
Huntington Ingalls Industries, Inc.,
7.13%, 3/15/21	375	411,562
Kratos Defense & Security Solutions, Inc.,
10.00%, 6/01/17	692	754,280

		2,052,500

Airlines – 0.8%
Air Canada Pass-Through Trust, Series 2013-1, Class C,
6.63%, 5/15/18(a)	143	146,546
American Airlines Pass-Through Trust, Series 2011-2, Class A,
8.63%, 4/15/23	196	206,408
Continental Airlines Pass-Through Trust, Series 2012-3, Class C,
6.13%, 4/29/18	780	819,000
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B,
9.75%, 2/17/16	82	93,722
US Airways Pass-Through Trust, Series 2013-1, Class B,
5.38%, 11/15/21	795	816,862

		2,082,538

Auto Components – 1.6%
Affinia Group, Inc.,
7.75%, 5/01/21(a)	410	426,400
Delphi Corp.,
6.13%, 5/15/21	130	143,488
Icahn Enterprises LP:
7.75%, 1/15/16	110	113,850

BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2013	1

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Auto Components (concluded)
Icahn Enterprises LP (concluded):
8.00%, 1/15/18	$2,065	$2,188,900
Schaeffler Finance BV,
4.75%, 5/15/21(a)	280	275,100
Titan International, Inc.:
7.88%, 10/01/17	490	524,300
7.88%, 10/01/17(a)	275	294,250
Venture Holdings Co. LLC(c)(d):
12.00%, 7/01/49	700	–
Series B, 9.50%, 7/01/05	3,325	–

		3,966,288

Beverages – 0.0%
Constellation Brands, Inc.,
7.25%, 5/15/17	30	35,063

Building Products – 0.6%
American Builders & Contractors Supply Co., Inc.,
5.63%, 4/15/21(a)	155	156,938
Building Materials Corp. of America(a):
7.00%, 2/15/20	485	518,950
6.75%, 5/01/21	410	443,825
Momentive Performance Materials, Inc.,
8.88%, 10/15/20	195	210,112
Texas Industries, Inc.,
9.25%, 8/15/20	196	217,070

		1,546,895

Chemicals – 3.7%
Ashland, Inc.,
3.88%, 4/15/18(a)	255	262,013
Axiall Corp.,
4.88%, 5/15/23(a)	91	91,455
Celanese US Holdings LLC,
5.88%, 6/15/21	372	410,130
Eagle Spinco, Inc.,
4.63%, 2/15/21(a)	312	314,340
GEO Specialty Chemicals, Inc.,
7.50%, 3/31/15	1,869	3,699,874
Huntsman International LLC:
4.88%, 11/15/20	348	351,480
8.63%, 3/15/21	395	441,412
INEOS Finance Plc,
7.50%, 5/01/20(a)	125	137,188
INEOS Group Holdings SA,
6.13%, 8/15/18(a)	255	251,175
LyondellBasell Industries NV,
5.00%, 4/15/19	913	1,030,534
NOVA Chemicals Corp.,
8.63%, 11/01/19	245	273,787
Nufarm Australia Ltd.,
6.38%, 10/15/19(a)	120	123,000
Orion Engineered Carbons Bondco GmbH,
9.63%, 6/15/18(a)	400	445,000
PetroLogistics LP/PetroLogistics Finance Corp.,
6.25%, 4/01/20(a)	98	98,735
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp.,
6.50%, 4/15/21(a)	359	363,487
Rockwood Specialties Group, Inc.,
4.63%, 10/15/20	552	563,040
Tronox Finance LLC,
6.38%, 8/15/20(a)	153	150,323
US Coatings Acquisition, Inc./Flash Dutch 2 BV,
7.38%, 5/01/21(a)	151	159,305

		9,166,278

Commercial Banks – 0.6%
CIT Group, Inc.:
5.00%, 5/15/17	330	351,450
6.63%, 4/01/18(a)	65	73,125
5.50%, 2/15/19(a)	930	1,006,725
5.00%, 8/15/22	94	100,110

		1,531,410

Commercial Services & Supplies – 3.6%
ARAMARK Holdings Corp.,
5.75%, 3/15/20(a)	547	566,145
AWAS Aviation Capital Ltd.,
7.00%, 10/17/16(a)	444	464,922
Brickman Group Holdings, Inc.,
9.13%, 11/01/18(a)	25	27,063
Catalent Pharma Solutions, Inc.,
7.88%, 10/15/18(a)	140	142,100
Covanta Holding Corp.,
6.38%, 10/01/22	420	453,062
The Geo Group, Inc.,
7.75%, 10/15/17	450	475,312
The Hertz Corp.:
7.50%, 10/15/18	780	848,250
6.75%, 4/15/19	150	162,937
5.88%, 10/15/20	235	247,925
7.38%, 1/15/21	1,742	1,924,910
6.25%, 10/15/22	225	244,406
Mead Products LLC/ACCO Brands Corp.,
6.75%, 4/30/20(a)	113	118,650
Mobile Mini, Inc.,
7.88%, 12/01/20	335	371,012
UR Merger Sub Corp.:
5.75%, 7/15/18	462	493,185
7.38%, 5/15/20	300	329,250
7.63%, 4/15/22	1,656	1,834,020
West Corp.,
8.63%, 10/01/18	165	181,088

		8,884,237

2	BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Communications Equipment – 0.6%
Avaya, Inc.,
7.00%, 4/01/19(a)	$264	$246,180
Zayo Group LLC/Zayo Capital, Inc.,
8.13%, 1/01/20	1,110	1,232,100

		1,478,280

Construction & Engineering – 0.1%
Safway Group Holding LLC/Safway Finance Corp.,
7.00%, 5/15/18(a)	200	201,000
Weekley Homes LLC/Weekley Finance Corp.,
6.00%, 2/01/23(a)	120	124,800

		325,800

Construction Materials – 0.9%
HD Supply, Inc.,
8.13%, 4/15/19	2,080	2,308,800

Consumer Finance – 0.2%
Ford Motor Credit Co. LLC:
7.00%, 4/15/15	140	153,721
6.63%, 8/15/17	300	348,895

		502,616

Containers & Packaging – 1.0%
Ardagh Packaging Finance Plc(a):
9.13%, 10/15/20	300	328,500
7.00%, 11/15/20	767	786,175
4.88%, 11/15/22	200	199,500
Ball Corp.,
6.75%, 9/15/20	325	351,000
Crown Americas LLC/Crown Americas Capital Corp. III,
6.25%, 2/01/21	589	643,482
Crown Americas LLC/Crown Americas Capital Corp. IV,
4.50%, 1/15/23(a)	85	83,088

		2,391,745

Distributors – 0.1%
VWR Funding, Inc.,
7.25%, 9/15/17	323	343,995

Diversified Consumer Services – 0.3%
APX Group, Inc.,
6.38%, 12/01/19(a)	321	320,197
Rent-A-Center, Inc.,
4.75%, 5/01/21(a)	256	250,880
ServiceMaster Co.,
8.00%, 2/15/20	125	128,594

		699,671

Diversified Financial Services – 4.3%
Aircastle Ltd.,
6.25%, 12/01/19	136	147,220
Ally Financial, Inc.:
8.30%, 2/12/15	2,420	2,662,000
8.00%, 11/01/31	203	259,840
8.00%, 11/01/31	1,060	1,367,400
CNG Holdings, Inc.,
9.38%, 5/15/20(a)	180	179,100
DPL, Inc.:
6.50%, 10/15/16	26	28,015
7.25%, 10/15/21	69	74,520
General Motors Financial Co., Inc.(a):
2.75%, 5/15/16	219	218,671
3.25%, 5/15/18	127	125,889
4.25%, 5/15/23	109	106,275
GETCO Financing Escrow LLC,
8.25%, 6/15/18(a)(e)	90	87,975
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
7.38%, 4/01/20(a)	210	211,050
Jefferies LoanCore LLC/JLC Finance Corp.,
6.88%, 6/01/20(a)	200	200,500
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19	1,347	1,434,555
9.88%, 8/15/19	760	828,400
5.75%, 10/15/20	1,810	1,837,150
6.88%, 2/15/21	400	427,000
WMG Acquisition Corp.:
11.50%, 10/01/18	235	277,300
6.00%, 1/15/21(a)	312	329,160

		10,802,020

Diversified Telecommunication Services – 1.5%
CenturyLink, Inc., Series V,
5.63%, 4/01/20	342	353,542
Level 3 Financing, Inc.:
8.13%, 7/01/19	2,768	2,996,360
7.00%, 6/01/20	184	193,660
Lynx I Corp.,
5.38%, 4/15/21(a)	240	249,600

		3,793,162

Electric Utilities – 0.1%
Mirant Mid Atlantic Pass-Through Trust, Series B,
9.13%, 6/30/17	248	279,547

Electrical Equipment – 0.2%
Belden, Inc.,
5.50%, 9/01/22(a)	190	195,225
General Cable Corp.,
5.75%, 10/01/22(a)	350	360,500

		555,725

Energy Equipment & Services – 3.3%
Calfrac Holdings LP,
7.50%, 12/01/20(a)	920	947,600
Compagnie Générale de Géophysique, Veritas,
6.50%, 6/01/21	1,105	1,154,725
FTS International Services LLC/FTS International Bonds, Inc.,
8.13%, 11/15/18(a)	441	469,665

BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2013	3

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Energy Equipment & Services (concluded)
Gulfmark Offshore, Inc.,
6.38%, 3/15/22	$70	$72,800
Hornbeck Offshore Services, Inc.,
5.88%, 4/01/20	140	145,950
MEG Energy Corp.(a):
6.50%, 3/15/21	745	771,075
6.38%, 1/30/23	252	258,300
Oil States International, Inc.:
6.50%, 6/01/19	711	766,102
5.13%, 1/15/23(a)	339	365,273
Peabody Energy Corp.:
6.00%, 11/15/18	523	559,610
6.25%, 11/15/21	567	592,515
Precision Drilling Corp.:
6.63%, 11/15/20	65	69,550
6.50%, 12/15/21	445	477,262
Rain CII Carbon LLC/CII Carbon Corp.,
8.25%, 1/15/21(a)	200	214,000
Seadrill Ltd.,
5.63%, 9/15/17(a)	963	987,075
Tervita Corp.,
8.00%, 11/15/18(a)	311	321,885

		8,173,387

Food Products – 0.4%
Hawk Acquisition Sub, Inc.,
4.25%, 10/15/20(a)	375	372,187
Post Holdings, Inc.,
7.38%, 2/15/22	295	328,556
Smithfield Foods, Inc.,
6.63%, 8/15/22	295	335,563

		1,036,306

Gas Utilities – 0.3%
Targa Resources Partners LP,
7.88%, 10/15/18	570	617,025

Health Care Equipment & Supplies – 1.0%
Biomet, Inc.(a):
6.50%, 8/01/20	640	673,600
6.50%, 10/01/20	1,362	1,379,025
DJO Finance LLC/DJO Finance Corp.:
8.75%, 3/15/18	185	204,425
7.75%, 4/15/18	30	31,050
Teleflex, Inc.,
6.88%, 6/01/19	250	270,000

		2,558,100

Health Care Providers & Services – 3.7%
Aviv Healthcare Properties LP,
7.75%, 2/15/19	365	398,763
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18	185	192,863
8.00%, 11/15/19	166	182,600
7.13%, 7/15/20	176	193,160
DaVita HealthCare Partners, Inc.,
5.75%, 8/15/22	347	369,555
HCA, Inc.:
8.50%, 4/15/19	25	27,250
6.50%, 2/15/20	1,301	1,466,877
7.88%, 2/15/20	1,349	1,470,410
5.88%, 3/15/22	630	691,425
4.75%, 5/01/23	686	684,285
Hologic, Inc.,
6.25%, 8/01/20	716	765,225
inVentiv Health, Inc.,
9.00%, 1/15/18(a)	135	143,775
Omnicare, Inc.,
7.75%, 6/01/20	695	769,712
Tenet Healthcare Corp.:
6.25%, 11/01/18	425	470,687
4.50%, 4/01/21(a)	195	191,588
4.38%, 10/01/21(a)	323	313,310
Vanguard Health Holding Co II LLC:
8.00%, 2/01/18	135	143,269
7.75%, 2/01/19	590	631,300

		9,106,054

Health Care Technology – 0.8%
IMS Health, Inc.,
12.50%, 3/01/18(a)	1,730	2,030,588

Hotels, Restaurants & Leisure – 1.4%
Caesars Entertainment Operating Co., Inc.,
8.50%, 2/15/20	675	642,937
Carlson Wagonlit BV,
6.88%, 6/15/19(a)	200	210,500
Choice Hotels International, Inc.,
5.75%, 7/01/22	90	99,900
Diamond Resorts Corp.,
12.00%, 8/15/18	540	602,775
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19	25	27,000
5.88%, 3/15/21	110	109,450
Little Traverse Bay Bands of Odawa Indians,
9.00%, 8/31/20(a)	282	273,540
MCE Finance Ltd.,
5.00%, 2/15/21(a)	352	352,000
Regal Entertainment Group,
5.75%, 2/01/25	101	100,748
Sabre, Inc.,
8.50%, 5/15/19(a)	300	330,750
Six Flags Entertainment Corp.,
5.25%, 1/15/21(a)	218	219,090
Tropicana Entertainment LLC,
9.63%, 12/15/14(c)(d)	220	–
Wynn Las Vegas LLC,
5.38%, 3/15/22	468	492,570

		3,461,260

Household Durables – 1.6%
Ashton Woods USA LLC/Ashton Woods Finance Corp.,
6.88%, 2/15/21(a)	190	196,888

4	BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Household Durables (concluded)
Beazer Homes USA, Inc.,
6.63%, 4/15/18	$340	$368,475
Brookfield Residential Properties, Inc.,
6.50%, 12/15/20(a)	345	369,150
K. Hovnanian Enterprises, Inc.,
7.25%, 10/15/20(a)	795	880,462
KB Home,
7.25%, 6/15/18	330	371,250
Libbey Glass, Inc.,
6.88%, 5/15/20	80	86,600
Standard Pacific Corp.,
8.38%, 1/15/21	1,120	1,344,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
5.25%, 4/15/21(a)	223	225,787

		3,842,612

Household Products – 0.3%
Spectrum Brands Escrow Corp.(a):
6.38%, 11/15/20	90	96,637
6.63%, 11/15/22	105	113,400
Spectrum Brands, Inc.,
9.50%, 6/15/18	435	481,219

		691,256

Independent Power Producers & Energy Traders – 3.7%
The AES Corp.,
4.88%, 5/15/23	14	13,755
Calpine Corp.,
7.50%, 2/15/21(a)	84	91,140
Dynegy, Inc.,
5.88%, 6/01/23(a)	249	245,265
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
6.88%, 8/15/17(a)	380	402,800
10.00%, 12/01/20(a)	630	714,262
10.00%, 12/01/20	4,160	4,737,200
11.75%, 3/01/22(a)(f)	427	486,246
GenOn REMA LLC:
Series B, 9.24%, 7/02/17	110	121,300
Series C, 9.68%, 7/02/26	448	488,320
Laredo Petroleum, Inc.:
9.50%, 2/15/19	495	560,588
7.38%, 5/01/22	185	203,500
NRG Energy, Inc.:
7.63%, 1/15/18	747	842,242
6.63%, 3/15/23(a)	71	75,083
QEP Resources, Inc.,
5.38%, 10/01/22	178	182,450

		9,164,151

Insurance – 0.1%
CNO Financial Group, Inc.,
6.38%, 10/01/20(a)	114	123,548
MPL 2 Acquisition Canco, Inc.,
9.88%, 8/15/18(a)	220	226,600

		350,148

Internet Software & Services – 0.1%
VeriSign, Inc.,
4.63%, 5/01/23(a)	205	206,025

IT Services – 1.4%
Ceridian Corp.,
8.88%, 7/15/19(a)	1,155	1,316,700
First Data Corp.:
7.38%, 6/15/19(a)	845	891,475
6.75%, 11/01/20(a)	565	590,425
8.25%, 1/15/21(a)	244	258,640
12.63%,1/15/21	97	105,973
WEX, Inc.,
4.75%, 2/01/23(a)	206	205,485

		3,368,698

Machinery – 0.3%
Navistar International Corp.,
8.25%, 11/01/21	195	198,656
Terex Corp.,
6.00%, 5/15/21	400	423,000
Trinseo Materials Operating SCA,
8.75%, 2/01/19(a)	216	215,190

		836,846

Media – 4.8%
AMC Networks, Inc.:
7.75%, 7/15/21	320	362,400
4.75%, 12/15/22	100	99,750
Cengage Learning Acquisitions, Inc.,
11.50%, 4/15/20(a)	254	204,470
Checkout Holding Corp.,
9.83%, 11/15/15(a)(g)	296	233,840
Cinemark USA, Inc.,
5.13%, 12/15/22	78	79,170
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22(a)	360	378,000
6.50%, 11/15/22(a)	972	1,025,460
Series B, 7.63%, 3/15/20	635	674,687
DISH DBS Corp.:
4.25%, 4/01/18(a)	500	487,500
5.88%, 7/15/22	700	701,750
Intelsat Jackson Holdings SA:
7.25%, 10/15/20	1,230	1,334,550
5.50%, 8/01/23(a)(e)	1,030	1,009,400
Interactive Data Corp.,
10.25%, 8/01/18	810	909,225
The McClatchy Co.,
9.00%, 12/15/22(a)	120	129,600
MDC Partners, Inc.,
6.75%, 4/01/20(a)	135	138,037
NAI Entertainment Holdings LLC,
8.25%, 12/15/17(a)	476	514,080
Nielsen Finance LLC,
7.75%, 10/15/18	341	375,100
ProQuest LLC,
9.00%, 10/15/18(a)	75	75,938
Sirius XM Radio, Inc.(a):
4.25%, 5/15/20	238	233,240
4.63%, 5/15/23	117	112,320
Sterling Entertainment Corp.,
10.00%, 12/15/19	450	450,000

BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2013	5

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Media (concluded)
Unitymedia Hessen GmbH & Co. KG:
7.50%, 3/15/19	$540	$585,900
5.50%, 1/15/23(a)	440	448,800
Univision Communications, Inc.,
6.75%, 9/15/22(a)	107	115,025
Virgin Media Secured Finance Plc,
6.50%, 1/15/18	1,250	1,315,625

		11,993,867

Metals & Mining – 2.4%
ArcelorMittal:
9.50%, 2/15/15	715	793,650
4.25%, 8/05/15	367	378,927
5.00%, 2/25/17	145	150,800
6.13%, 6/01/18	186	197,160
Commercial Metals Co.,
4.88%, 5/15/23	347	330,518
FMG Resources August 2006 Property Ltd.,
6.38%, 2/01/16(a)	235	239,700
Global Brass and Copper, Inc.,
9.50%, 6/01/19(a)	255	285,600
Kaiser Aluminum Corp.,
8.25%, 6/01/20	190	214,225
New Gold, Inc.(a):
7.00%, 4/15/20	65	68,900
6.25%, 11/15/22	255	262,650
Novelis, Inc.,
8.75%, 12/15/20	2,328	2,601,540
Perstorp Holding AB,
8.75%, 5/15/17(a)	205	211,663
RathGibson, Inc.,
11.25%, 2/15/14(c)(d)	2,175	–
Steel Dynamics, Inc.,
6.38%, 8/15/22(a)	205	223,450
Walter Energy, Inc.,
8.50%, 4/15/21(a)	61	61,305

		6,020,088

Multiline Retail – 0.3%
Dollar General Corp.,
4.13%, 7/15/17	127	137,828
Dufry Finance SCA,
5.50%, 10/15/20(a)	642	675,705

		813,533

Oil, Gas & Consumable Fuels – 7.1%
Access Midstream Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22	415	444,050
4.88%, 5/15/23	190	187,625
Alpha Natural Resources, Inc.,
6.25%, 6/01/21	157	140,515
Bonanza Creek Energy, Inc.,
6.75%, 4/15/21(a)	36	37,620
Chaparral Energy, Inc.,
7.63%, 11/15/22	115	124,200
Chesapeake Energy Corp.:
7.25%, 12/15/18	25	28,813
6.63%, 8/15/20	265	294,812
6.88%, 11/15/20	150	168,750
6.13%, 2/15/21	235	256,150
5.75%, 3/15/23	475	494,000
Concho Resources, Inc.:
6.50%, 1/15/22	219	236,520
5.50%, 10/01/22	88	90,860
5.50%, 4/01/23	86	87,935
CONSOL Energy, Inc.:
8.25%, 4/01/20	975	1,077,375
6.38%, 3/01/21	128	133,760
Crosstex Energy LP,
8.88%, 2/15/18	195	209,625
Denbury Resources, Inc.,
4.63%, 7/15/23	373	360,877
Energy XXI Gulf Coast, Inc.,
7.75%, 6/15/19	665	711,550
EP Energy LLC/Everest Acquisition Finance, Inc.,
6.88%, 5/01/19	235	253,800
Halcon Resources Corp.,
8.88%, 5/15/21	351	357,142
Hilcorp Energy I LP,
7.63%, 4/15/21(a)	470	517,000
Holly Energy Partners LP,
6.50%, 3/01/20	80	85,000
Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18(a)	480	529,896
Kodiak Oil & Gas Corp.,
8.13%, 12/01/19	320	360,000
LBC Tank Terminals Holding Netherlands BV,
6.88%, 5/15/23(a)	200	207,750
Linn Energy LLC:
6.25%, 11/01/19(a)	1,170	1,178,775
8.63%, 4/15/20	95	104,025
7.75%, 2/01/21	370	392,200
MarkWest Energy Partners LP:
6.25%, 6/15/22	82	88,560
5.50%, 2/15/23	159	166,155
4.50%, 7/15/23	150	145,875
Memorial Production Partners LP,
7.63%, 5/01/21(a)	127	127,635
Newfield Exploration Co.,
5.63%, 7/01/24	76	79,800
Northern Oil and Gas, Inc.,
8.00%, 6/01/20	265	275,600
Oasis Petroleum, Inc.:
7.25%, 2/01/19	135	145,463
6.50%,11/01/21	155	167,400
Offshore Group Investment Ltd.,
7.13%, 4/01/23(a)	246	253,995
Pacific Drilling SA,
5.38%, 6/01/20(a)(e)	223	220,770

6	BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
PBF Holding Co. LLC,
8.25%, 2/15/20	$174	$192,270
PDC Energy, Inc.,
7.75%, 10/15/22(a)	180	196,200
Petrobras Global Finance BV,
3.00%, 1/15/19	288	280,905
Plains Exploration & Production Co.,
6.88%, 2/15/23	228	257,925
Range Resources Corp.:
6.75%, 8/01/20	303	327,997
5.75%, 6/01/21	645	682,087
5.00%, 8/15/22	216	219,240
Regency Energy Partners LP,
4.50%, 11/01/23(a)	148	146,520
Rosetta Resources, Inc.,
5.63%, 5/01/21	143	143,358
Sabine Pass Liquefaction LLC(a):
5.63%, 2/01/21	1,080	1,084,050
5.63%, 4/15/23	281	281,000
Sabine Pass Liquefied Natural Gas LP:
7.50%, 11/30/16	1,490	1,661,350
6.50%, 11/01/20(a)	275	288,062
SandRidge Energy, Inc.:
8.75%, 1/15/20	35	37,625
7.50%, 2/15/23	411	423,330
SESI LLC,
6.38%, 5/01/19	280	302,400
SM Energy Co.:
6.50%, 11/15/21	225	245,813
6.50%, 1/01/23	105	115,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
5.88%, 10/01/20(a)	66	68,805

		17,696,315

Paper & Forest Products – 0.2%
Ainsworth Lumber Co. Ltd.,
7.50%, 12/15/17(a)	300	324,000
Sappi Papier Holding GmbH,
8.38%, 6/15/19(a)	200	220,500

		544,500

Pharmaceuticals – 0.3%
Valeant Pharmaceuticals International(a):
6.50%, 7/15/16	181	187,335
6.38%, 10/15/20	228	239,400
7.25%, 7/15/22	350	379,750

		806,485

Real Estate Investment Trusts (REITs) – 0.5%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
7.75%, 2/15/18(a)	236	244,260
Felcor Lodging LP:
6.75%, 6/01/19	690	736,575
5.63%, 3/01/23	109	110,908
iStar Financial, Inc.,
4.88%, 7/01/18	169	167,733

		1,259,476

Real Estate Management & Development – 1.0%
The Realogy Corp.(a):
3.38%, 5/01/16	284	281,870
7.63%, 1/15/20	1,130	1,279,725
Shea Homes LP,
8.63%, 5/15/19	790	896,650

		2,458,245

Road & Rail – 0.0%
Watco Cos. LLC/Watco Finance Corp.,
6.38%, 4/01/23(a)	75	78,938

Semiconductors & Semiconductor Equipment – 0.3%
NXP BV/NXP Funding LLC(a):
3.75%, 6/01/18	355	349,675
5.75%, 2/15/21	275	288,750

		638,425

Software – 1.0%
IAC/InterActiveCorp,
4.75%, 12/15/22(a)	196	192,570
Infor US, Inc.,
9.38%, 4/01/19	1,295	1,460,113
Nuance Communications, Inc.,
5.38%, 8/15/20(a)	700	708,750

		2,361,433

Specialty Retail – 0.5%
Claire’s Stores, Inc.,
9.00%, 3/15/19(a)	386	434,250
Penske Automotive Group, Inc.,
5.75%, 10/01/22(a)	260	273,975
Sally Holdings LLC:
6.88%, 11/15/19	350	388,063
5.75%, 6/01/22	160	168,400
Sonic Automotive, Inc.,
5.00%, 5/15/23(a)	50	49,625

		1,314,313

Textiles, Apparel & Luxury Goods – 0.2%
Levi Strauss & Co.,
6.88%, 5/01/22	140	155,225
PVH Corp.,
7.75%, 11/15/23	215	256,801

		412,026

Trading Companies & Distributors – 0.4%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Series 2012-1(a):
Class A, 5.13%, 11/30/24	427	454,391
Class B, 6.50%, 5/30/21	448	465,416

		919,807

BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2013	7

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Transportation Infrastructure – 0.1%
Aguila 3 SA, 7.88%, 1/31/18 (a)	$176	$189,420

Wireless Telecommunication Services – 3.5%
Crown Castle International Corp.,
5.25%, 1/15/23	615	622,688
Digicel Ltd.,
6.00%, 4/15/21(a)	882	877,590
MetroPCS Wireless, Inc.,
6.63%, 11/15/20	310	331,700
Softbank Corp.,
4.50%, 4/15/20(a)	660	669,710
Sprint Capital Corp.,
6.88%, 11/15/28	1,580	1,580,000
Sprint Nextel Corp.(a):
9.00%, 11/15/18	2,081	2,523,212
7.00%, 3/01/20	1,605	1,805,625
Wind Acquisition Finance SA,
6.50%, 4/30/20(a)	200	205,500

		8,616,025

Total Corporate Bonds – 62.0%		154,311,922

Floating Rate Loan Interests(b)
Aerospace & Defense – 0.3%
DigitalGlobe, Inc., Term Loan B,
3.75%, 1/31/20	485	487,668
Transdigm, Inc., Term Loan C,
3.75%, 2/28/20	244	246,892

		734,560

Airlines – 0.8%
Delta Air Lines, Inc., Term Loan B,
5.00%, 4/20/17	996	1,006,675
Northwest Airlines, Inc.:
Term Loan, 2.30%, 3/10/17	226	208,968
Term Loan, 1.68%, 9/10/18	94	83,375
Term Loan, 1.68%, 9/10/18	95	84,375
Term Loan, 1.68%, 9/10/18	95	84,375
US Airways Group Inc., Term Loan B1,
4.75%, 5/23/19	440	439,560

		1,907,328

Auto Components – 2.7%
Affinia Group Intermediate Holdings, Inc., Term Loan B2,
4.75%, 4/15/20	340	340,850
Autoparts Holdings Ltd.:
First Lien Term Loan, 6.50%, 7/28/17	834	821,763
Second Lien Term Loan, 10.50%, 1/29/18	900	888,750
Federal-Mogul Corp.:
Term Loan B, 2.13% - 2.14%, 12/29/14	1,666	1,630,127
Term Loan C, 2.13% - 2.14%, 12/28/15	1,020	996,955
FleetPride Corp., First Lien Term Loan,
5.25%, 11/20/19	339	338,516
The Goodyear Tire & Rubber Co., Second Lien Term Loan,
4.75%, 4/30/19	1,110	1,115,861
Schaeffler AG, Term Loan C,
4.25%, 1/27/17	50	50,604
Transtar Holding Co., First Lien Term Loan,
5.50%, 10/09/18	478	482,376

		6,665,802

Biotechnology – 0.2%
Grifols, Inc., Term Loan B,
4.25%, 6/01/17	562	566,587

Building Products – 0.7%
Armstrong World Industries, Inc., Term Loan B,
3.50%, 3/16/20	250	250,313
CPG International, Inc., Term Loan,
5.75%, 9/18/19	761	766,252
Wilsonart International Holdings LLC, Term Loan B,
4.00%, 10/31/19	748	748,312

		1,764,877

Capital Markets – 1.2%
American Capital Holdings, Inc., Term Loan,
5.50%, 8/22/16	541	547,763
HarbourVest Partners LLC, Term Loan B,
4.75%, 11/21/17	331	333,365
Knight Capital Group, Inc., Term Loan B,
5.25%, 11/21/17	415	410,850
Nuveen Investments, Inc., Term Loan,
4.19%, 5/13/17	1,590	1,594,309

		2,886,287

Chemicals – 2.9%
AI Chem & Cy S.C.A.:
Second Lien Term Loan, 8.25%, 4/03/20	235	240,875
Term Loan B1, 4.50%, 10/03/19	244	245,281
Term Loan B2, 4.50%, 10/03/19	126	127,422
American Rock Salt Holdings LLC, Term Loan,
5.50%, 4/25/17	1,015	1,021,126
Chemtura Corp., Exit Term Loan B,
5.50%, 8/27/16	796	803,286
Evergreen Acqco 1 LP, Term Loan,
5.00%, 7/09/19	422	423,637
General Chemical Corp., Term Loan,
5.00% - 5.75%, 10/06/15	453	456,386

8	BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(b)	Par (000)	Value
Chemicals (concluded)
INEOS US Finance LLC, 6 year Term Loan,
3.00%, 5/04/18	$666	$665,243
Nexeo Solutions LLC, Term Loan B,
5.00%, 9/08/17	917	913,605
Tronox Pigments (Netherlands) BV, Term Loan,
4.50%, 3/19/20	600	605,216
Univar, Inc., Term Loan B,
5.00%, 6/30/17	295	292,728
US Coatings Acquisition, Inc., Term Loan,
4.75%, 2/03/20	1,480	1,490,552

		7,285,357

Commercial Services & Supplies – 2.6%
ADS Waste Holdings, Inc., Term Loan B,
4.25%, 10/09/19	912	917,612
Altegrity, Inc.:
Term Loan, 5.00%, 2/21/15	320	317,002
Tranche D Term Loan, 7.75%, 2/20/15	504	507,982
AWAS Finance Luxembourg 2012 SA, Term Loan,
3.50%, 7/16/18	155	156,124
AWAS Finance Luxembourg Sarl, Term Loan B,
3.50%, 6/10/16	507	510,584
Catalent Pharma Solutions, Inc., Term Loan,
6.50%, 12/29/17	215	217,419
Garda World Security Corp., Term Loan B,
4.50%, 11/13/19	303	306,510
KAR Auction Services, Inc., Term Loan B,
3.75%, 5/19/17	1,200	1,216,168
Learning Care Group (US) No. 2, Inc, Term Loan B,
6.00%, 5/08/19	200	200,376
Progressive Waste Solutions Ltd., Term Loan B,
3.50%, 10/24/19	294	296,714
Protection One, Inc., Term Loan,
4.25%, 3/21/19	505	508,688
Spin Holdco, Inc., Term Loan B,
4.25%, 11/15/19	685	688,425
West Corp., Term Loan B8,
4.25%, 6/29/18	650	654,738

		6,498,342

Communications Equipment – 2.8%
Alcatel-Lucent USA, Inc.:
Term Loan B, 6.25%, 8/01/16	415	419,208
Term Loan C, 7.25%, 1/30/19	2,040	2,059,858
Avaya, Inc.:
Extended Term Loan B3, 4.77%, 10/26/17	1,170	1,049,675
Term Loan B5, 8.00%, 3/30/18	198	188,901
CommScope, Inc., Term Loan,
3.75%, 1/12/18	819	826,136
Riverbed Technology, Inc., Term Loan,
4.00%, 12/18/19	365	368,858
Zayo Group LLC, Term Loan B,
4.50%, 7/02/19	2,149	2,148,763

		7,061,399

Construction & Engineering – 0.5%
BakerCorp International, Inc., Term Loan,
4.25%, 2/14/20	674	678,299
Centaur LLC, First Lien Term Loan,
5.25%, 2/15/19	540	544,725

		1,223,024

Construction Materials – 1.0%
HD Supply, Inc., Senior Debt B,
4.50%, 10/12/17	2,494	2,511,846

Consumer Finance – 0.5%
Moneygram International, Inc, Term Loan B,
4.25%, 3/28/20	320	320,800
Murray Energy Corp., Term Loan B,
4.75%, 5/24/19	195	196,121
Springleaf Financial Funding Co., Term Loan,
5.50%, 5/10/17	668	669,450

		1,186,371

Containers & Packaging – 0.8%
Pact Group Pty Ltd., Term Loan B,
3.75%, 5/29/20	895	903,950
Sealed Air Corp., Term Loan,
4.00%, 10/03/18	359	362,758
Tekni-Plex, Inc., Term Loan B,
5.50%, 8/25/19	745	741,275

		2,007,983

Distributors – 0.7%
ABC Supply Co., Inc., Term Loan,
3.50%, 4/16/20	1,125	1,128,150
Crossmark Holdings, Inc., Term Loan,
4.50%, 12/20/19	224	224,438
VWR Funding, Inc., Extended Term Loan,
4.19%, 4/03/17	264	266,539

		1,619,127

Diversified Consumer Services – 1.3%
Bright Horizons Family Solutions, Inc., Term Loan B,
4.00% - 5.25%, 1/30/20	539	542,286
Dundee Holdco 4 Ltd., Term Loan,
5.50%, 3/28/20	210	211,313
Education Management LLC, Term Loan C3,
8.25%, 3/29/18	100	94,256
Laureate Education, Inc., Extended Term Loan,
5.25%, 6/18/18	705	707,553

BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2013	9

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(b)	Par (000)	Value
Diversified Consumer Services (concluded)
ROC Finance LLC, Term Loan,
5.00%, 3/27/19	$230	$231,610
ServiceMaster Co., Term Loan,
4.25%, 1/31/17	868	867,785
Weight Watchers International, Inc., Term Loan B2,
3.75%, 4/02/20	705	704,605

		3,359,408

Diversified Financial Services – 1.5%
ION Trading Technologies Ltd., Inc, First Lien Term Loan,
4.50%, 5/22/20	380	382,690
Reynolds Group Holdings, Inc., Term Loan,
4.75%, 9/28/18	1,133	1,142,389
Telesat LLC, Term Loan B,
3.50%, 3/28/19	1,375	1,381,733
WMG Acquisition Corp.:
Delayed Draw Term Loan 1, 4.25%, 7/06/20	325	322,802
Delayed Draw Term Loan 2, 3.75%, 7/06/20	50	50,012
Term Loan, 3.75%, 5/18/20	375	376,875

		3,656,501

Diversified Telecommunication Services – 2.9%
Consolidated Communications, Inc., Term Loan B3,
5.25%, 12/31/18	878	885,261
Hawaiian Telcom Communications, Inc., Term Loan B,
7.00%, 2/28/17	862	866,579
Integra Telecom, Inc., Term Loan,
6.00%, 2/22/19	440	444,400
Level 3 Financing, Inc.:
Term Loan, 4.75%, 8/01/19	2,725	2,744,593
Term Loan B, 4.75%, 2/01/16	527	531,964
Syniverse Holdings, Inc., Delayed Draw Term Loan,
4.00%, 4/23/19	435	436,497
US Telepacific Corp., Term Loan B,
5.75%, 2/23/17	1,356	1,353,847

		7,263,141

Electronic Equipment, Instruments & Components – 0.2%
CDW LLC, Term Loan,
3.50%, 4/29/20	500	498,125

Energy Equipment & Services – 1.2%
API Heat Transfer, Inc., Term Loan,
5.25%, 4/30/19	360	360,000
Dynegy Holdings, Inc., Term Loan B2,
4.00%, 4/23/20	520	521,191
MEG Energy Corp., Term Loan,
3.75%, 3/31/20	1,537	1,544,617
Tervita Corp., Term Loan,
6.25%, 5/15/18	349	352,717
Unifrax Corp., Term Loan,
4.25%, 11/28/18	209	210,654

		2,989,179

Food & Staples Retailing – 1.6%
JC Penney Corp., Inc., First Lien Term Loan,
6.00%, 5/21/18	1,200	1,215,756
Pilot Travel Centers LLC, Term Loan B2,
4.25%, 8/07/19	453	448,198
Rite Aid Corp.:
Second Lien Term Loan, 5.75%, 8/21/20	225	231,984
Term Loan 6, 4.00%, 2/21/20	210	211,094
Sprouts Farmers Markets Holdings, LLC, Term Loan,
4.50%, 4/23/20	375	375,000
Supervalu, Inc, Term Loan B,
5.00%, 3/21/19	490	487,873
US Foods, Inc., Term Loan,
4.50%, 3/29/19	1,100	1,095,875

		4,065,780

Food Products – 1.3%
Advance Pierre Foods, Inc., Term Loan,
5.75%, 7/10/17	509	511,747
Del Monte Foods Co., Term Loan,
4.00%, 3/08/18	644	646,430
Dole Food Co., Inc., Term Loan,
3.75%, 4/01/20	655	656,520
Performance Food Group Co., Second Lien Term Loan,
6.25%, 11/29/19	645	645,161
Pinnacle Foods Finance LLC, Term Loan G,
3.25%, 4/29/20	675	675,000

		3,134,858

Health Care Equipment & Supplies – 3.2%
Arysta LifeScience Corp., First Lien Term Loan,
4.50%, 5/25/20	845	848,701
Bausch & Lomb, Inc., Term Loan,
4.00%, 5/17/19	1,126	1,128,324
Biomet, Inc., Extended Term Loan B,
3.94% - 4.03%, 7/25/17	497	499,736
BSN Medical Acquisition Holding GmbH, Term Loan B1A,
5.00%, 8/28/19	720	726,300
Capital Safety North America Holding, Inc., Term Loan,
4.50%, 1/21/19	668	669,519
DJO Finance LLC, Term Loan B3,
4.75%, 9/15/17	1,340	1,357,202

10	BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(b)	Par (000)	Value
Health Care Equipment & Supplies (concluded)
Hologic, Inc., Term Loan B,
4.50%, 8/01/19	$1,202	$1,208,976
IASIS Healthcare LLC, Term Loan B2,
4.50%, 5/03/18	99	98,854
Immucor, Inc., Term Loan B2,
5.00%, 8/17/18	965	971,806
LHP Hospital Group, Inc., Term Loan,
9.00%, 7/03/18	397	404,940

		7,914,358

Health Care Providers & Services – 2.5%
American Renal Holdings, Inc., First Lien Term Loan,
4.50%, 9/22/19	560	561,053
Ardent Medical Services, Inc., Term Loan,
6.75%, 7/02/18	269	272,242
CHG Buyer Corp., First Lien Term Loan,
5.00%, 11/22/19	415	418,674
ConvaTec, Inc., Term Loan,
5.00%, 12/22/16	1,035	1,046,914
DaVita, Inc.:
Term Loan B, 4.50%, 10/20/16	1,075	1,084,390
Term Loan B2, 4.00%, 11/01/19	589	594,852
Emergency Medical Services Corp., Term Loan,
4.00%, 5/25/18	380	381,629
Genesis HealthCare Corp., Term Loan B,
10.00% - 10.75%, 9/25/17	469	483,533
inVentiv Health, Inc.:
Combined Term Loan, 7.50%, 8/04/16	260	256,602
Incremental Term Loan B3, 7.75%, 5/15/18	333	329,401
Surgical Care Affiliates, Inc., Term Loan B,
4.25%, 6/29/18	405	406,268
US Renal Care, Inc., First Lien Term Loan,
6.25%, 7/02/19	476	481,759

		6,317,317

Health Care Technology – 1.1%
IMS Health, Inc., Term Loan B1,
3.75%, 9/01/17	1,372	1,378,935
Kinetic Concepts, Inc., Term Loan C1,
5.50%, 5/04/18	691	699,468
MedAssets, Inc., Term Loan B,
4.00%, 12/13/19	256	257,104
Merge Healthcare, Inc, Term Loan B,
6.00%, 4/23/19	355	356,775

		2,692,282

Hotels, Restaurants & Leisure – 3.7%
Alpha D2 Ltd., Extended Term Loan B2,
6.00%, 4/30/19	619	625,594
Caesars Entertainment Operating Co., Inc., Extended Term Loan B6,
5.44%, 1/26/18	125	111,591
Golden Living, Term Loan,
5.00%, 5/04/18	544	523,311
Harrah’s Property Co., Mezzanine Term Loan,
3.69%, 2/13/14	2,965	2,705,562
Kasima LLC, Term Loan B,
3.25%, 5/14/21	530	530,996
MGM Resorts International:
Term Loan A, 3.28%, 12/20/17	249	249,560
Term Loan B, 3.50%, 12/20/19	663	664,717
OSI Restaurant Partners LLC, Term Loan,
3.50%, 10/25/19	340	339,755
Sabre, Inc., Term Loan B,
5.25%, 2/19/19	304	307,824
Six Flags Theme Parks, Inc., Term Loan B,
4.00% - 5.25%, 12/20/18	206	208,532
Station Casinos, Inc., Term Loan B,
5.00%, 3/01/20	1,585	1,599,661
Travelport LLC, Extended Delayed Draw Term Loan,
4.96%, 8/21/15	148	147,728
Twin River Worldwide Holdings, Inc., Term Loan B,
5.25%, 9/27/18	538	543,828
Wendy’s International, Inc., Term Loan B,
3.25%, 5/15/19	541	543,956

		9,102,615

Household Products – 0.5%
Anchor Hocking LLC, Term Loan,
7.50%, 5/06/20	185	186,850
Spectrum Brands, Inc., Term Loan,
4.50% - 5.50%, 12/17/19	872	881,436
Waddington North America, Inc., First Lien Term Loan,
4.75%, 5/16/20	260	260,650

		1,328,936

Independent Power Producers & Energy Traders – 1.1%
The AES Corp., Term Loan B,
3.75%, 6/01/18	728	734,713
Calpine Construction Finance Co. LP, Term Loan 1,
3.00%, 4/24/20	280	277,970
Calpine Corp., Term Loan B1,
4.00%, 4/02/18	402	405,119
La Frontera Generation LLC, Term Loan,
4.50%, 9/30/20	1,030	1,037,725
Star West Generation LLC, Term Loan B,
5.00%, 3/13/20	386	387,446

		2,842,973

BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2013	11

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(b)	Par (000)	Value
Industrial Conglomerates – 0.5%
Sequa Corp., Term Loan B,
5.25%, 6/19/17	$1,128	$1,139,072

Insurance – 1.0%
Alliant Holdings I, Inc., Term Loan B,
5.00%, 12/20/19	399	400,995
Asurion LLC, Term Loan B1,
4.50%, 5/24/19	574	575,920
CNO Financial Group, Inc.:
Term Loan B1, 3.00%, 9/28/16	351	352,976
Term Loan B2, 3.75%, 9/20/18	507	509,088
Cooper Gay Swett & Crawford Ltd., First Lien Term Loan,
5.00%, 4/06/20	400	404,500
Cunningham Lindsey US, Inc., First Lien Term Loan,
5.00%, 12/10/19	344	347,149

		2,590,628

Internet Software & Services – 0.2%
Web.com Group, Inc., Term Loan B,
4.50%, 10/27/17	581	589,050

IT Services – 3.2%
CCC Information Services, Inc., Term Loan,
4.00%, 12/20/19	204	205,510
Ceridian Corp., Extended Term Loan,
5.95%, 5/09/17	951	957,522
First Data Corp.:
Extended Term Loan B, 4.20%, 3/23/18	3,299	3,283,456
Term Loan, 4.20%, 9/24/18	835	830,708
Genpact International, Inc., Term Loan B,
4.25%, 8/30/19	517	521,927
InfoGroup, Inc., Term Loan,
7.50%, 5/25/18	336	305,835
SunGard Data Systems, Inc.:
Term Loan D, 4.50%, 1/31/20	254	257,542
Term Loan E, 4.00%, 3/08/20	165	166,754
TransUnion LLC, Term Loan,
4.25%, 2/10/19	1,449	1,459,423

		7,988,677

Leisure Equipment & Products – 0.1%
FGI Operating Co. LLC, Term Loan,
5.50%, 4/19/19	283	283,362

Life Sciences Tools & Services – 0.1%
Patheon, Inc., Term Loan,
7.25%, 12/06/18	264	266,971

Machinery – 2.3%
Alliance Laundry Systems LLC, Term Loan,
4.50%, 12/07/18	219	220,392
Dematic SA, Term Loan,
5.25%, 12/27/19	539	542,690
Generac Power Systems, Inc., Term Loan B,
3.50%, 5/30/20	750	749,685
Intelligrated, Inc., First Lien Term Loan,
4.50%, 7/30/18	398	400,487
Navistar International Corp., Term Loan B,
5.75%, 8/07/17	609	620,489
Rexnord LLC, Term Loan B,
3.75%, 4/02/18	453	457,951
Silver II US Holdings LLC, Term Loan,
4.00%, 12/13/19	1,845	1,845,762
Wabash National Corp., Term Loan B,
4.50%, 5/02/19	946	951,149

		5,788,605

Media – 8.0%
AMC Entertainment, Inc., Term Loan,
3.50%, 4/30/20	700	701,421
Capsugel Holdings US, Inc., Term Loan B,
4.75%, 8/01/18	568	572,867
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 2.70%, 7/03/14	191	150,077
Tranche 1 Incremental, 7.50%, 7/03/14	659	517,819
Charter Communications Operating LLC, Term Loan E,
3.00%, 4/10/20	690	685,812
Cumulus Media, Inc., First Lien Term Loan,
4.50%, 9/17/18	1,091	1,100,556
EMI Music Publishing Ltd., Term Loan B,
4.25%, 6/29/18	368	370,337
Fender Musical Instrument Corp., Term Loan B,
5.75%, 4/03/19	100	99,792
Foxco Acquisition Sub LLC, Term Loan B,
5.50%, 7/14/17	657	665,186
Getty Images, Inc., Term Loan B,
4.75%, 10/18/19	968	972,413
Gray Television, Inc., Term Loan B,
4.75%, 10/15/19	492	498,542
Houghton Mifflin Harcourt Publishing Co., DIP Term Loan B,
5.25%, 6/01/18	802	801,900
Hubbard Broadcasting, Term Loan B,
4.50%, 4/28/17	484	486,304
Intelsat Jackson Holdings SA, Term Loan B1,
4.25%, 4/02/18	5,319	5,350,667
Interactive Data Corp., Term Loan B,
3.75%, 2/11/18	891	893,219
Kabel Deutschland GmbH, Term Loan F1,
3.25%, 2/01/19	990	989,010
NEP Supershooters LP, Term Loan,
4.75%, 1/18/20	628	635,105

12	BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(b)	Par (000)	Value
Media (concluded)
Nielsen Finance LLC, Term Loan E,
2.95%, 5/02/16	$221	$222,971
Rentpath, Inc., Term Loan B,
6.25%, 5/02/20	515	506,631
Salem Communications Corp., Term Loan B,
4.50%, 3/16/20	385	389,562
Sinclair Television Group, Inc., Term Loan B,
3.00%, 4/09/20	200	200,964
Univision Communications, Inc., Converted Extended Term Loan,
4.50%, 3/02/20	1,029	1,025,744
UPC Financing Partnership, Term Loan AH,
3.25%, 6/30/21	425	424,480
Virgin Media Investment Holdings, Term Loan B,
3.50%, 2/17/20	980	978,109
WC Luxco Sarl, Term Loan B3,
4.25%, 3/15/18	262	263,818
WideOpenWest Finance LLC, Term Loan B,
4.75%, 3/26/19	342	344,768

		19,848,074

Metals & Mining – 2.8%
Ameriforge Group, Inc., First Lien Term Loan,
6.00%, 12/19/19	354	358,245
Constellium Holdco BV, Term Loan B,
6.25%, 3/25/20	790	802,837
FMG America Finance, Inc., Term Loan,
5.25%, 10/18/17	1,751	1,759,168
Novelis, Inc., Term Loan,
3.75%, 3/10/17	1,975	2,002,612
SunCoke Energy, Inc., Term Loan B,
4.00%, 7/26/18	258	258,484
Walter Energy, Inc., Term Loan B,
5.75%, 4/02/18	1,195	1,198,670
Windsor Financing LLC, Term Loan B,
6.25%, 12/05/17	596	615,543

		6,995,559

Multiline Retail – 0.9%
99 Cents Only Stores, Term Loan,
5.25%, 1/11/19	690	699,600
Apex Tool Group LLC, Term Loan B,
4.50%, 2/01/20	460	462,949
BJ’s Wholesale Club, Inc., Replacement Term Loan,
4.25%, 9/26/19	388	389,143
The Neiman Marcus Group, Inc., Extended Term Loan,
4.00%, 5/16/18	615	614,360

		2,166,052

Oil, Gas & Consumable Fuels – 3.4%
Chesapeake Energy Corp., Unsecured Term Loan,
5.75%, 12/01/17	1,230	1,260,049
Everest Acquisition LLC, Term Loan B3,
3.50%, 5/24/18	645	648,064
Gibson Energy ULC, Term Loan B,
4.75%, 6/15/18	692	700,086
GIM Channelview Cogeneration LLC, Term Loan B,
4.25%, 5/04/20	435	436,087
Obsidian Natural Gas Trust, Term Loan,
7.00%, 11/02/15	722	725,858
Pacific Drilling SA, Term Loan B,
4.50%, 5/30/18	530	532,152
Panda Temple Power LCC, Term Loan B,
7.25%, 4/03/19	330	337,013
Philadelphia Energy Solutions LLC, Term Loan B,
6.25%, 4/04/18	560	569,800
Power Team Services LLC:
Delayed Draw Term Loan, 4.25%, 5/06/20	23	23,348
First Lien Term Loan, 4.25%, 5/06/20	187	186,784
Ruby Western Pipeline Holdings LLC, Term Loan B,
3.50%, 3/27/20	420	422,100
Samson Investment Co., Second Lien Term Loan,
6.00%, 9/25/18	275	276,444
Tesoro Corp., Term Loan B,
2.25%, 1/29/16	515	520,150
Total Safety US, Inc., First Lien Term Loan,
5.75%, 2/21/20	385	387,406
Vantage Drilling Co.:
Term Loan, 6.25%, 10/26/17	1,073	1,083,322
Term Loan B, 5.75%, 3/22/19	380	384,435

		8,493,098

Paper & Forest Products – 0.2%
NewPage Corp., Exit Term Loan, 12/21/18	440	448,800

Pharmaceuticals – 2.9%
Aptalis Pharma, Inc., Term Loan B,
5.50%, 2/10/17	1,177	1,180,791
Par Pharmaceutical Co., Inc., Term Loan B,
4.25%, 9/30/19	1,741	1,742,985
Pharmaceutical Product Development, Inc., Term Loan B,
4.25%, 12/05/18	1,576	1,586,073
Quintiles Transnational Corp., Term Loan B,
4.50%, 6/08/18	683	690,169
RPI Finance Trust, Incremental Tranche 2,
4.00%, 11/09/18	167	167,542
Valeant Pharmaceuticals International, Inc.:
Term Loan C1, 3.50%, 12/11/19	623	626,848
Term Loan D1, 3.50%, 2/13/19	654	657,306

BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2013	13

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(b)	Par (000)	Value
Pharmaceuticals (concluded)
Warner Chilcott Corp.:
Incremental Term Loan B1, 4.25%, 3/15/18	$145	$145,736
Term Loan B1, 4.25%, 3/15/18	333	334,790
Term Loan B2, 4.25%, 3/15/18	118	118,633

		7,250,873

Professional Services – 1.2%
Booz Allen Hamilton, Inc., Term Loan B,
4.50%, 7/31/19	602	605,990
Emdeon Business Services LLC, Term Loan B2,
3.75%, 11/02/18	1,193	1,200,105
ON Assignment, Inc, Loan B,
3.50%, 4/30/20	240	241,272
Sirva Worldwide, Inc., Term Loan,
7.50%, 3/27/19	400	397,000
Truven Health Analytics, Inc., Term Loan B,
4.50%, 6/01/19	556	556,728

		3,001,095

Real Estate Investment Trusts (REITs) – 0.5%
iStar Financial, Inc., Term Loan,
4.50%, 9/28/17	1,341	1,353,795

Real Estate Management & Development – 1.2%
Realogy Corp.:
Extended Letter of Credit, 4.45%, 10/10/16	978	987,216
Extended Term Loan, 4.50%, 3/05/20	1,940	1,957,382

		2,944,598

Road & Rail – 0.2%
Road Infrastructure Investment LLC, Term Loan B,
6.25%, 3/30/18	429	432,644

Semiconductors & Semiconductor Equipment – 0.5%
Freescale Semiconductor, Inc.:
Term Loan B3, 4.25%, 12/01/16	150	150,450
Term Loan B4, 5.00%, 3/02/20	800	803,568
NXP BV, Term Loan C,
4.75%, 1/11/20	364	371,369

		1,325,387

Software – 2.1%
Blackboard, Inc., Term Loan B2,
6.25%, 10/04/18	147	149,563
CompuCom Systems, Inc., Term Loan B,
4.25%, 5/08/20	160	160,600
Evertec, Inc., Term Loan B,
3.50%, 4/15/20	230	229,368
GCA Services Group, Inc., Term Loan B,
5.25%, 11/01/19	414	416,630
Infor US, Inc., Term Loan B2,
5.25% - 6.25%, 4/05/18	1,906	1,923,727
RP Crown Parent LLC, First Lien Term Loan,
6.75%, 12/21/18	454	459,962
Sophia LP, Term Loan B,
4.50%, 7/19/18	628	632,519
SS&C Technologies, Inc.:
Term Loan B-1, 5.00%, 6/07/19	729	732,397
Term Loan B-2, 5.00%, 6/07/19	75	75,765
StoneRiver Holdings, Inc., First Lien Term Loan,
4.75%, 11/15/19	430	430,181

		5,210,712

Specialty Retail – 4.4%
Academy Ltd., Term Loan,
4.50%, 8/03/18	1,087	1,096,353
Atlantic Aviation FBO, Inc., Term Loan B,
3.25%, 5/20/20	255	255,240
Bass Pro Group LLC, Term Loan,
4.00%, 11/20/19	568	570,771
Burlington Coat Factory Warehouse Corp., Term Loan B1,
5.50%, 2/23/17	330	331,644
David’s Bridal, Inc., Term Loan B,
5.00%, 10/11/19	863	867,868
Equinox Holdings, Inc, Repriced Term Loan B,
4.25%, 1/31/20	425	427,656
The Gymboree Corp., Initial Term Loan,
5.00%, 2/23/18	67	65,071
Harbor Freight Tools USA, Inc., Term Loan B,
6.50%, 11/14/17	422	427,435
Jo-Ann Stores, Inc., Term Loan,
4.00%, 3/16/18	384	386,316
Leslie’s Poolmart, Inc., Term Loan B,
5.25%, 10/16/19	679	685,148
Michaels Stores, Inc., Term Loan,
3.75%, 1/28/20	730	733,095
Party City Holdings, Inc., Term Loan B,
4.25%, 7/29/19	1,461	1,461,303
PETCO Animal Supplies, Inc., Term Loan,
4.00%, 11/24/17	1,065	1,074,785
Reddy Ice Corp., First Lien Term Loan,
6.75%, 3/28/19	1,075	1,079,031
SRAM LLC, Term Loan B,
4.00% - 5.25%, 6/07/18	218	218,119
Things Remembered, Inc., Term Loan B,
8.00%, 5/24/18	747	742,942

14	BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(b)	Par (000)		Value
Specialty Retail (concluded)
Toys ‘R’ Us Delaware, Inc.:
Incremental Term Loan B2, 5.25%, 5/25/18	$154		$152,345
Term Loan B3, 5.25%, 5/25/18	47		46,668
The Yankee Candle Co., Inc., Term Loan B,
5.25%, 4/02/19	451		451,220

			11,073,010

Textiles, Apparel & Luxury Goods – 0.8%
Ascend Performance Materials LLC, Term Loan B,
6.75%, 4/10/18	867		870,880
PVH Corp., Term Loan B,
3.25%, 2/13/20	565		567,401
Wolverine Worldwide, Inc., Term Loan B,
4.00%, 7/31/19	456		460,517

			1,898,798

Thrifts & Mortgage Finance – 0.3%
Insight Global, Inc., First Lien Term Loan,
6.00%, 10/31/19	424		427,117
Ocwen Financial Corp., Term Loan,
5.00%, 2/15/18	355		359,143

			786,260

Trading Companies & Distributors – 0.2%
WESCO Distribution, Inc., Term Loan B,
4.50%, 12/12/19	479		481,587

Transportation Infrastructure – 0.1%
Livingston International, Inc., First Lien Term Loan,
5.00%, 4/16/19	290		290,545

Wireless Telecommunication Services – 2.1%
Cricket Communications, Inc., Term Loan,
4.75%, 10/10/19	434		436,082
Light Tower Fiber LLC, First Lien Term Loan,
4.50%, 4/13/20	580		584,715
Time Warner Telecom Holdings, Inc., Term Loan B,
2.70%, 4/17/20	1,020		1,023,570
Vodafone Americas Finance 2, Inc., Term Loan,
6.88%, 8/11/15(h)	3,046		3,083,772

			5,128,139

Total Floating Rate Loan Interests – 79.0%			196,859,754

Other Interests(c)(i)	Beneficial Interest (000)
Auto Components – 0.0%
Intermet Liquidating Trust, Class A	320		–

Diversified Financial Services – 0.3%
J.G.Wentworth LLC Preferred Equity Interests	–	(j)	602,598

Media – 0.0%
Adelphia Preferred Escrow	3		–
Adelphia Recovery Trust, Series ACC-6B	250		7,500

			7,500

Total Other Interests – 0.3%			610,098

Municipal Bonds	Par (000)
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	280		288,450
5.50%, 12/01/22	90		93,720
5.25%, 12/01/25	60		61,757

Total Municipal Bonds – 0.2%			443,927

Trust Preferreds	Shares
Diversified Financial Services – 0.7%
GMAC Capital Trust I, Series 2,
8.13%, 2/15/40(b)	61,650		1,634,862

Warrants(k)
Chemicals – 0.1%
GEO Specialty Chemicals, Inc., (Expires 3/31/15)	172,462		129,347

Media – 0.1%
Charter Communications, Inc. (issued/exercisable 11/30/09, 1 share for 1 warrant, Expires 11/30/14, Strike Price $51.28)	6,862		437,452

BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2013	15

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Warrants(k)	Shares	Value
Software – 0.0%
HMH Holdings/EduMedia (issued/exercisable 3/09/10, 19 shares for 1 warrant, Expires 6/22/19, Strike Price $42.27)	982	–

Total Warrants – 0.2%		$566,799

Total Long-Term Investments (Cost – $364,471,404) – 147.5%		367,270,798

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06%(l)(m)	4,604,071	4,604,071

Total Short-Term Securities (Cost – $4,604,071) – 1.8%		4,604,071

Total Investments (Cost 369,075,475*) – 149.3%		371,874,869
Liabilities in Excess of Other Assets – (49.3)%		(122,753,497)

Net Assets – 100.0%		$249,121,372

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$367,316,427

Gross unrealized appreciation	$16,414,186
Gross unrealized depreciation	(11,855,744)

Net unrealized appreciation	$4,558,442

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Credit Suisse Group AG	$1,009,400	$(20,600)
Goldman Sachs Group, Inc.	$220,770	$(2,230)
Jefferies & Co.	$87,975	$(2,025)

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(j)	Amount is less than $500.

(k)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

16	BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)

(l)	Investments in issuers considered to be an affiliate of the Fund during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2013	Net Activity	Shares Held at May 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,447,698	2,156,373	4,604,071	$536

(m)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	CAD	Canadian Dollar
	DIP	Debtor-In-Possession
	EBITDA	Earnings Before Interest Taxes Depreciation and Amortization
	RB	Revenue Bonds
	USD	US Dollar

•	Foreign currency exchange contracts as of May 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	140,191	CAD	143,000	Goldman Sachs Group, Inc.	7/17/13	$2,403

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2013	17

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	–	$9,571,134	$9,571,134
Common Stocks	$1,878,129	$1,098,919	295,254	3,272,302
Corporate Bonds	–	149,888,508	4,423,414	154,311,922
Floating Rate Loan Interests	–	179,461,574	17,398,180	196,859,754
Other Interests	7,500	–	602,598	610,098
Taxable Municipal Bonds	–	443,927	–	443,927
Trust Preferreds	1,634,862	–	–	1,634,862
Warrants	437,452	–	129,347	566,799
Short-Term Securities	4,604,071	–	–	4,604,071
Unfunded Loan Commitments	–	101	–	101

Total	$8,562,014	$330,893,029	$32,419,927	$371,874,970

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$2,403	–	$2,403

[1] Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$20,178	–	–	$20,178
Foreign currency at value	11,117	–	–	11,117
Liabilities:
Loans payable	–	$(106,000,000)	–	(106,000,000)

Total	$31,295	$(106,000,000)	–	$(105,968,705)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2013.

18	BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (concluded)	BlackRock Senior High Income Fund, Inc. (ARK)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening Balance, as of February 28, 2013	$10,426,035	$93,315	$3,916,065	$16,996,955	$645,641	$11,124	$32,089,135
Transfers into Level 3[1]	238,750	193,992	–	3,468,859	–	–	3,901,601
Transfers out of Level 3[2]	–	–	–	(4,778,757)	–	–	(4,778,757)
Accrued discounts/premiums	12,777	–	21,854	15,843	–	–	50,474
Net realized gain (loss)	94,295	–	–	68,991	–	–	163,286
Net change in unrealized appreciation/depreciation[3]	(13,121)	7,947	485,495	18,541	(43,043)	118,223	574,042
Purchases	468,750	–	–	6,641,606	–	–	7,110,356
Sales	(1,656,352)	–	–	(5,033,858)	–	–	(6,690,210)

Closing Balance, as of May 31, 2013	$9,571,134	$295,254	$4,423,414	$17,398,180	$602,598	$129,347	$32,419,927

[1]

Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of February 28, 2013, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2013, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $3,901,601 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of February 28, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2013, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $4,778,757 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	The change in unrealized appreciation/depreciation on investments still held as of May 31, 2013 was $646,760.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of May 31, 2013. The table does not include Level 3 investments with values based upon unadjusted third party pricing information. Level 3 investments valued using third party pricing information was $27,289,490. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$108,274	Market Comparable Companies	EBITDA Multiple	5.50x
Corporate Bonds[2]	3,699,874	Market Comparable Companies	EBITDA Multiple	5.50x
	450,000	Market Comparable Companies	Last 12 Months EBITDA Multiple	10.00x
Floating Rate Loan Interests	742,942	Market Comparable Yield Analysis	Yield	8.13%
Warrants	129,347	Market Comparable Companies	EBITDA Multiple	5.50x

Total	$5,130,437

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Last 12 Months EBITDA Multiple	Increase	Decrease
Yield	Decrease	Increase

[2]

For the period ended May 31, 2013, the valuation technique for certain investments classified as corporate bonds changed to a market approach. The investment was previously valued using acquisition cost. Market information became available for this investment which is considered to be a more relevant measure of fair value for this investment.

BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2013	19

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Senior High Income Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Senior High Income Fund, Inc.

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Senior High Income Fund, Inc.

Date: July 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Senior High Income Fund, Inc.

Date: July 25, 2013